6. OIL AND GAS PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
OIL AND GAS PROPERTY INTERESTS
	2013 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,656,418	$39,051	$2,695,469
Geological and geophysical	328,727	13,792	342,519
Project management	880,202		880,202
Drilling	3,493,340		3,493,340
Assaying and analysis	93,762		93,762
Asset retirement obligations	113,550		113,550
Camp and field supplies	41,433		41,433
Travel and accommodation	124,573		124,573
Total expenditures	$7,732,005	$52,843	$7,784,848

	2012 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,742,821	$41,663	$2,784,484
Geological and geophysical	332,277	14,714	346,991
Project management	939,085	–	939,085
Drilling	3,727,034	–	3,727,034
Assaying and analysis	100,034	–	100,034
Asset retirement obligations	121,145	–	121,145
Camp and field supplies	44,205	–	44,205
Travel and accommodation	132,906	–	3,727,034
Total expenditures	$8,139,508	$56,377	$8,195,885

PeaceRiverProperty [Member]
Future Minimum annual lease payments
Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $16,066
October 19, 2006	4	3,584	CDN $12,544 / USD $11,794
November 2, 2006	4	5,632	CDN $19,712 / USD $18,533
January 11, 2007	4	4,608	CDN $16,128 / USD $15,164
January 24, 2007	2	2,304	CDN $8,064 / USD $7,582
	17	20,992	CDN $73,472 / USD $69,078

DrownedProperty [Member]
Future Minimum annual lease payments
Year	Future Minimum Lease Payments
2014	$70,763
2015	70,763
2016	69,078
2017	69,078
2018	69,078
Thereafter	160,902
Total	$509,662